Borrowings (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of borrowings

	2020	2019
	£m	£m
Current
Bank loans	1,244	641
Bonds	1,446	1,973
Commercial paper	1,269	1,792
Lease liabilities	112	65
Other loans	1	1
	4,072	4,472
Non-current
Bank loans	2,819	2,599
Bonds¹	23,094	21,278
Lease liabilities	623	205
Other loans	186	176
	26,722	24,258
Total borrowings	30,794	28,730

1.	Includes a liability held at fair value through profit and loss of £741 million (2019: £667 million).
Total borrowings are repayable as follows:

	2020	2019
	£m	£m
Less than 1 year	4,072	4,472
In 1 to 2 years	2,212	2,393
In 2 to 3 years	1,664	1,990
In 3 to 4 years	757	1,553
In 4 to 5 years	2,122	714
More than 5 years:
By instalments	870	959
Other than by instalments	19,097	16,649
	30,794	28,730

Schedule of lease obligations

	2020	2019
	£m	£m
Gross lease liabilities are repayable as follows:
Less than 1 year	132	65
1 to 5 years	361	183
More than 5 years	481	62
	974	310
Less: finance charges allocated to future periods	(239)	(40)
	735	270
The present value of lease liabilities are as follows:
Less than 1 year	112	65
1 to 5 years	297	156
More than 5 years	326	49
	735	270